Long-Term Debt - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Interest paid on long-term debt	CAD 324	CAD 191
Level 2 [Member]
Disclosure of detailed information about borrowings [Line Items]
Fair value of long-term debt	CAD 5,187	CAD 6,100